Consolidated Statements of Cash Flows (Audited) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Cash flows from operating activities
Net (Loss) Profit	$ (1,189,522)	$ (6,010,061)	$ (7,467,464)	$ 1,132,970
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	114,007	103,960	215,155	188,928
Capital gain	(195,968)	0
Royalties receivables valuation	0	4,363,000	4,363,000	(4,363,000)
Stock issued for services	33,000	72,120	72,120	247,307
Profit held for trading investments	0	(80,521)	(105,876)	(142,226)
Changes in operating assets and liabilities
Accounts Receivable and prepaid expenses	(18,294)	85,417	132,197	(57,252)
Accounts payable and accrued liabilities	(38,200)	(19,232)	15,913	(100,509)
Net cash used in operating activities	(1,294,977)	(1,485,317)	(2,774,955)	(3,093,782)
Cash flows from investing activities
Available for sale investments			0	(1,920,000)
Realization of Available for sale investment	645,968	0
Held for trading Investments	0	1,821,207	3,362,332	(3,114,233)
Acquisition of equipment	(943)	(14,900)	(75,748)	(216,882)
Net cash used in investing activities	645,025	1,806,307	3,286,584	(5,251,115)
Cash flows from financing activities
Proceeds from convertible loan agreement	1,206,750	0
Proceeds from sale of common stock			0	7,294,259
Costs of raising capital			0	(76,989)
Net cash provided by financing activities	1,206,750	0	0	7,217,270
Net increase (decrease) in cash	556,798	320,990	511,629	(1,127,626)
Cash and cash equivalents at beginning of year	777,611	265,982	265,982	1,393,608
Cash and cash equivalents at end of year	$ 1,334,409	$ 586,972	777,611	265,982
Significant non-cash transactions
Issuance of Shares			$ 0	$ 939,933